Earning Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Dilutive securities			1,733,184	0	1,698,584	0
Securities excluded from calculation of diluted weighted average common shares	0	0	0	0		0